UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

(Zip code)

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Camco Investors Fund
	Schedule of Investments
	September 30, 2007

Shares		Value

COMMON STOCKS - 74.86%

Auto Components - 2.45%
12,500	Superior Industries International, Inc.	$ 271,125

Beverages - 2.34%
4,500	Coca Cola Co.	258,615

Capital Markets - 1.18%
2,955	Fidelity National Info Services, Inc.	131,113

Commercial Banks - 3.77%
7,500	Commerce Bancorp, Inc.	290,850
11,000	Oriental Financial Group, Inc.	126,500
		417,350
Communications Equipment - 2.86%
3,100	L-3 Communications Holdings, Inc.	316,634

Construction & Engineering - 1.01%
7,900	Meritage Homes Corp. *	111,548

Construction Materials - 2.42%
7,500	Eagle Materials, Inc.	268,050

Containers & Packaging - 1.85%
8,000	Sealed Air Corp.	204,480

Electric Services - 2.07%
2,721	Dominion Resources, Inc.	229,380

Electronic Equipment & Instruments - 7.29%
17,275	Flextronics International Ltd. *	193,135
20,000	Ion Geophysical Corp.*	276,600
6,450	Tyco Electronics Ltd.	228,524
2,450	Tyco Laboratories Ltd.	108,633
		806,891
Food & Staples Retailing - 1.93%
6,000	Sysco Corp.	213,540

Health Care Equipment & Supplies - 10.08%
4,450	Covidien Ltd.	184,675
7,200	Medtronic, Inc.	406,152
3,500	Stryker Corp.	240,660
3,500	Zimmer Holding, Inc. *	283,465
		1,114,952
Health Care Technology - 1.33%
14,025	Trinity Biotech, Plc. * ADR	147,263

Insurance - 3.23%
5,762	Fidelity National Financial, Inc.	100,720
14,500	Montpelier Re Holdings Ltd.	256,650
		357,370
Machinery - 1.77%
5,000	Graco, Inc.	195,550

Media - 1.61%
14,000	Gatehouse Media, Inc.	178,500

Metals & Mining - 2.46%
8,000	Compass Minerals International, Inc.	272,320

Oil, Gas, Consumable Fuels - 11.03%
1,000	Burlington Resources, Inc.	18,950
12,000	Chesapeake Energy Corp.	423,120
4,500	Cimarex Energy Co.	167,625
5,500	Helix Energy Solutions Group, Inc. *	233,530
4,325	Kinder Morgan Energy Partners, LP	213,655
10,000	Petrohawk Energy Corp. *	164,200
		1,221,080
Pharmaceuticals - 1.88%
13,000	Mylan Laboratories, Inc.	207,480

Road & Rail - 1.36%
4,000	Trinity Industries, Inc.	150,160

Semiconductors & Semiconductor Equipment - 2.28%
49,000	Silicon Image, Inc. *	252,350

Software - 2.16%
5,200	Automatic Data Processing, Inc.	238,836

Specialty Retail - 4.40%
9,500	American Eagle Outfitters, Inc.	249945
8,450	Lowe's Companies, Inc.	236,769
		486,714
Transportation Infrastructure - 2.10%
3,300	Tsakos Energy Navigation Ltd.	232,355

TOTAL FOR COMMON STOCKS (Cost $7,193,692) - 74.86%		$ 8,283,655

CORPORATE BONDS - 1.67%
200,000	CIT Group, Inc. 5.95% 02/15/2017	$ 185,064

TOTAL FOR CORPORATE BONDS (Cost $200,000) - 1.67%		$ 185,064

REAL ESTATE INVESTMENT TRUSTS - 9.29%
20,000	Ashford Hospitality Trust, Inc.	201,000
4,000	Equity One, Inc.	108,800
4,875	Highwood Properties, Inc.	178,766
22,500	JER Investors Trust, Inc.	280,125
4,000	Ramco Gershenson Properties Trust	124,960
2,600	Saul Centers, Inc.	133,900

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,151,670) - 9.29%		$ 1,027,551

REPURCHASE AGREEMENT - 8.62%
953,618	US Bank Repurchase Agreement, 3.60%, dated 9/28/2007, due 10/1/2007
	repurchase price $953,618, collateralized by U.S. Treasury Bonds	953,618

TOTAL FOR REPURCHASE AGREEMENTS (Cost $953,618) - 8.62%		$ 953,618

TOTAL INVESTMENTS (Cost $9,498,980) - 94.44%		$10,449,888

OTHER ASSETS LESS LIABILITIES - 5.56%		615,669

NET ASSETS - 100.00%		$11,065,557

* Non-income producing securities during the period.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Camco Investors Fund
1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,498,980 amounted to $950,908, which consisted of aggregate gross unrealized appreciation of $1,651,224 and aggregate gross unrealized depreciation of $700,316.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date November 29, 2007

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date November 29, 2007